LONG-TERM DEBT AND NOTE RECEIVABLE FROM PARENT (Details) - USD ($) $ in Thousands			9 Months Ended
	Jun. 28, 2020	Apr. 28, 2020	Sep. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long term debt interest amount		$ 300,000	$ 300,000	$ 0
Floor rate			1.00%
Discount rate (as percent)		4.00%
Prepayment premium (as percentage)		100.00%
Outstanding principal amount		$ 150,000
Prepayment outstanding principal amount (as percentage)		116.00%
Premium amount on face value	$ 24,000	$ 24,000
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Spread rate		12.00%	12.00%